DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.4%
Australia - 9.7%
BHP Group Ltd.	1,941,844	$59,188,628
Coles Group Ltd.	701,608	8,601,494
Fortescue Metals Group Ltd.	889,365	12,834,510
Medibank Pvt Ltd.	1,446,283	3,257,506
Rio Tinto Ltd.	194,933	15,344,522
Wesfarmers Ltd.	595,523	19,372,753

(Cost $118,047,392)		118,599,413

Austria - 0.3%
OMV AG
(Cost $3,948,947)	77,371	3,783,417

Belgium - 0.3%
Ageas SA/NV
(Cost $4,010,966)	84,728	3,839,465

Chile - 0.3%
Antofagasta PLC
(Cost $3,646,111)	207,089	3,936,183

Denmark - 0.8%
A.P. Moller - Maersk A/S, Class A	1,528	3,509,741
A.P. Moller - Maersk A/S, Class B	2,742	6,411,544

(Cost $11,349,510)		9,921,285

Finland - 1.4%
Elisa OYJ	74,766	4,259,425
Kesko OYJ, Class B	143,419	3,128,613
UPM-Kymmene OYJ	280,429	10,203,626

(Cost $16,862,975)		17,591,664

France - 10.1%
Amundi SA, 144A	31,804	2,104,637
AXA SA	988,079	31,278,569
Bouygues SA	118,043	4,010,917
Cie Generale des Etablissements Michelin SCA	355,742	11,217,962
Danone SA	337,248	19,041,375
Sanofi	599,052	56,471,367

(Cost $118,113,385)		124,124,827

Germany - 9.9%
Allianz SE	211,862	49,912,608
BASF SE	482,361	24,797,099
Bayerische Motoren Werke AG	174,102	18,048,096
Covestro AG, 144A	101,447	4,480,898
Deutsche Post AG	520,567	22,148,710
Evonik Industries AG	110,213	2,364,502

(Cost $116,846,011)		121,751,913

Hong Kong - 3.3%
CK Asset Holdings Ltd.	1,046,636	6,560,226
CK Infrastructure Holdings Ltd.	329,574	1,738,246
Hang Lung Properties Ltd.	1,059,212	2,042,992
Henderson Land Development Co. Ltd.	759,125	2,664,360
HKT Trust & HKT Ltd. (a)	1,982,751	2,576,477
Power Assets Holdings Ltd.	725,110	3,879,817
Sino Land Co. Ltd.	1,817,033	2,328,728
SITC International Holdings Co. Ltd.	701,736	1,466,141
Sun Hung Kai Properties Ltd.	758,093	10,353,216
Swire Properties Ltd.	612,138	1,610,376
Wharf Real Estate Investment Co. Ltd.	872,786	4,781,171

(Cost $40,782,507)		40,001,750

Israel - 0.5%
Bank Leumi Le-Israel BM
(Cost $7,803,330)	810,633	6,308,869

Italy - 3.8%
Assicurazioni Generali SpA	583,405	11,575,901
Enel SpA	4,271,345	24,084,753
Snam SpA	1,059,069	5,218,123
Terna - Rete Elettrica Nazionale	739,057	5,586,715

(Cost $53,783,903)		46,465,492

Japan - 11.8%
AGC, Inc.	101,900	3,770,334
Aisin Corp.	77,500	2,122,197
Asahi Kasei Corp.	658,174	4,589,316
Daiwa House Industry Co. Ltd.	315,371	7,276,813
Honda Motor Co. Ltd.	856,800	22,279,379
Iida Group Holdings Co. Ltd.	80,900	1,344,027
Japan Tobacco, Inc.	631,700	12,843,616
Kajima Corp.	217,400	2,596,702
Mitsui Chemicals, Inc.	98,500	2,375,454
Mitsui OSK Lines Ltd. (b)	182,900	4,780,120
MS&AD Insurance Group Holdings, Inc.	225,200	7,360,352
Nippon Yusen KK (b)	252,300	6,542,037
Obayashi Corp.	331,700	2,452,167
Sekisui House Ltd.	323,724	6,130,353
SoftBank Corp.	1,509,100	17,033,669
Sompo Holdings, Inc.	164,200	7,038,607
Sumitomo Metal Mining Co. Ltd.	128,300	4,765,980
Taisei Corp.	96,600	3,148,728
Tokio Marine Holdings, Inc.	965,128	20,480,142
Tosoh Corp.	134,620	1,830,314
Yamaha Motor Co. Ltd.	153,300	3,922,112

(Cost $139,528,274)		144,682,419

Netherlands - 3.6%
Koninklijke Ahold Delhaize NV	549,243	17,482,911
NN Group NV	146,601	5,954,518
Stellantis NV	1,181,550	20,742,731

(Cost $39,318,406)		44,180,160

New Zealand - 0.2%
Spark New Zealand Ltd.
(Cost $2,934,788)	982,385	3,043,184

Norway - 1.5%
Aker BP ASA	166,051	4,498,513
Gjensidige Forsikring ASA	105,064	1,872,489
Norsk Hydro ASA	706,453	5,165,996
Orkla ASA	394,530	2,666,158
Yara International ASA	86,977	4,153,591

(Cost $21,042,950)		18,356,747

Portugal - 0.3%
Jeronimo Martins SGPS SA
(Cost $3,088,976)	148,765	3,063,803

Singapore - 3.3%
Oversea-Chinese Banking Corp. Ltd.	1,775,907	16,714,884
Singapore Exchange Ltd.	445,050	2,879,609
Singapore Technologies Engineering Ltd.	822,500	2,181,276
United Overseas Bank Ltd.	622,000	13,824,789
Venture Corp. Ltd.	143,400	1,829,052
Wilmar International Ltd.	1,007,000	2,947,354

(Cost $36,990,848)		40,376,964

Spain - 3.8%
Enagas SA	130,636	2,349,631
Endesa SA	166,870	3,286,253
Iberdrola SA	3,227,193	37,184,808
Red Electrica Corp. SA	213,144	3,551,078

(Cost $45,808,814)		46,371,770

Sweden - 0.9%
Boliden AB	143,740	5,928,865
Securitas AB, Class B	258,597	2,241,144
Tele2 AB, Class B(b)	299,227	2,764,276

(Cost $11,896,036)		10,934,285

Switzerland - 12.3%
Adecco Group AG	84,014	2,999,315
Baloise Holding AG	24,040	4,014,148
Holcim AG	291,194	18,063,504
Kuehne + Nagel International AG	28,495	7,327,069
Novartis AG	666,139	56,347,292
Swiss Re AG	158,434	16,599,860
Swisscom AG	13,638	8,445,447
Zurich Insurance Group AG	79,052	37,651,441

(Cost $141,784,779)		151,448,076

United Kingdom - 20.3%
Anglo American PLC	667,363	23,305,118
BAE Systems PLC	1,622,673	17,641,113
Coca-Cola Europacific Partners PLC	107,784	5,928,120
GSK PLC	2,135,776	36,856,246
Hargreaves Lansdown PLC	186,590	1,874,027
Imperial Brands PLC	470,355	11,417,178
Kingfisher PLC	1,038,741	3,611,689
National Grid PLC	1,921,743	24,382,331
Next PLC	67,876	5,622,351
Rio Tinto PLC	590,577	40,839,777
Schroders PLC	465,904	2,805,568
St James’s Place PLC	285,592	4,430,812
Tesco PLC	3,888,496	12,004,401
Unilever PLC	1,180,186	59,094,849

(Cost $248,804,057)		249,813,580

TOTAL COMMON STOCKS (Cost $1,186,392,965)		1,208,595,266

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG	31,219	2,971,422
Porsche Automobil Holding SE	80,383	4,582,836

(Cost $7,492,986)		7,554,258

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(c)(d)
(Cost $1,792,888)	1,792,888	1,792,888

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)
(Cost $2,935,045)	2,935,045	2,935,045

TOTAL INVESTMENTS - 99.4% (Cost $1,198,613,884)		$1,220,877,457
Other assets and liabilities, net - 0.6%		7,062,967

NET ASSETS - 100.0%		$1,227,940,424

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(c)(d)
5,263,643	—	(3,470,755)(e)	—	—	83,570	—	1,792,888	1,792,888
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)
2,365,904	51,045,790	(50,476,649)	—	—	46,708	—	2,935,045	2,935,045

7,629,547	51,045,790	(53,947,404)	—	—	130,278	—	4,727,933	4,727,933

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $10,663,890, which is 0.9% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $9,463,333.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2023 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$251,778,800	20.7%
Materials	244,167,883	20.1
Consumer Staples	158,219,872	13.0
Health Care	149,674,906	12.3
Consumer Discretionary	121,967,908	10.0
Utilities	111,261,754	9.1
Industrials	93,227,057	7.7
Communication Services	38,122,479	3.1
Real Estate	37,617,882	3.1
Energy	8,281,931	0.7
Information Technology	1,829,052	0.2

Total	$1,216,149,524	100.0%

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
FTSE 100 Index Futures	GBP	24	$2,188,503	$2,284,206	3/17/2023	$95,703
MSCI EAFE Futures	USD	89	9,001,738	9,107,370	3/17/2023	105,632

Total unrealized appreciation						$201,335

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2023.

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,208,595,266	$—	$—	$1,208,595,266
Preferred Stocks	7,554,258	—	—	7,554,258
Short-Term Investments(a)	4,727,933	—	—	4,727,933
Derivatives(b)
Futures Contracts	201,335	—	—	201,335

TOTAL	$1,221,078,792	$—	$—	$1,221,078,792

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HDEF-PH3

R-089711-1 (5/24) DBX005195 (5/24)